Finance costs	12 Months Ended
Dec. 31, 2021
Finance Cost [Abstract]
Finance costs
9	Finance costs

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Interest and related expenses	68	99	120
Exchange (gains)/losses	(4)	(2)	1

	64	97	121